Consolidated balance sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current
Cash and cash equivalents	$ 123,444	$ 46,834
Fees receivable	46,038	15,393
Short-term investments	640	225
Other assets	14,261	14,657
Income taxes recoverable	3,357	2,079
Total current assets	187,740	79,188
Non-current
Co-investments	76,697	72,848
Other assets	34,469	27,279
Property and equipment, net	21,280	19,185
Intangible assets	183,116	168,254
Goodwill	19,149	19,149
Deferred income taxes	3,328	2,895
Total non-current assets	338,039	309,610
Total assets	525,779	388,798
Current
Accounts payable and accrued liabilities	13,552	7,605
Compensation payable	81,318	11,829
Income taxes payable	2,668	10,844
Total current liabilities	97,538	30,278
Non-current
Other accrued liabilities	47,738	22,958
Deferred income taxes	13,258	11,914
Total liabilities	158,534	65,150
Shareholders' equity
Capital stock	448,575	450,127
Contributed surplus	35,057	36,267
Deficit	(33,449)	(67,255)
Accumulated other comprehensive loss	(82,938)	(95,491)
Total shareholders' equity	367,245	323,648
Total liabilities and shareholders' equity	525,779	388,798
Commitments and contingencies